Basic and diluted earnings per share	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Basic and diluted earnings per share

8.	Basic and diluted earnings per share

The basic and diluted earnings per share are presented below:

	Three-month period ended June 30,		Six-month period ended June 30,
	2023	2022	2023	2022
Net income attributable to Vale's shareholders
Net income from continuing operations	892	4,093	2,729	8,549
Net income from discontinued operations	-	2,058	-	2,060
Net income	892	6,151	2,729	10,609
Thousands of shares
Weighted average number of common shares outstanding	4,396,778	4,668,739	4,424,788	4,737,806
Weighted average number of common shares outstanding and potential ordinary shares	4,400,609	4,673,377	4,428,619	4,742,444

Basic and diluted earnings per share from continuing operations
Common share (US$)	0.20	0.88	0.62	1.80
Basic and diluted earnings per share from discontinued operations
Common share (US$)	-	0.44	-	0.43
Basic and diluted earnings per share
Common share (US$)	0.20	1.32	0.62	2.24